DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET

NOTE 8: DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET

Deferred tax and other long-term assets, net consist of the following as of December 31, 2022 and 2021:

Details	2022	2021
Deferred tax asset (see Note 19)	$32,787	$53,526
ROU - assets under operating leases	10,355	14,113
Fair value of cross-currency interest rate swap (see Note 12D)	-	4,372
Prepaid long-term land lease, net	2,812	2,934
Long-term prepaid expenses	21,395	24,993
	$67,349	$99,938